Per Share Data (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Reconciliation of Numerator and Denominator of Basic and Diluted Per Share for Net Income Attributable

	Thousands of shares
	2009	2010	2011
Weighted average number of shares of common stock outstanding	723,925	725,613	725,555
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	19,741	13,739

Diluted shares of common stock outstanding	743,666	745,354	739,294

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd.	¥6,530	¥27,873	¥19,650	$236,747

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(25)	(38)	(458)

Diluted net income attributable to Ricoh Company, Ltd.	¥6,505	¥27,848	¥19,612	$236,289

	Yen			U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥9.02	¥38.41	¥27.08	$0.33
Diluted	8.75	37.36	26.53	0.32